EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectus dated January 29, 2014, as amended February 21, 2014, for Class R6 of Neuberger Berman Unconstrained Bond Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on February 21, 2014 (Accession No. 0000898432-14-000274) in definitive form.